August 25, 2011


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re:     Guggenheim Defined Portfolios, Series 804
        File No. 333-174990
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Ladies  and  Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on August 24, 2011.

Guggenheim Funds Distributors, Inc.


By: /s/ Kevin Robinson
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Senior Managing Director,
General Counsel and Secretary